TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of components of the Group's (loss)/income before income tax (benefit)/expense

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands, except for percentages)
(Loss)/income before income tax expense	(399,128)	(59,681)	474,579
Loss from non-China operations	(664)	(12,943)	(11,125)
(Loss)/income from China operations	(398,464)	(46,738)	485,704
Income tax (benefit)/expense applicable to China operations	(88,934)	58,258	234,227
Effective tax rate for China operations	22.3%	−124.6%	48.2%

Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Current income tax expense	525	11,204	230,663
Deferred income tax (benefit)/expense	(89,459)	47,054	3,564

Income tax (benefit)/expense	(88,934)	58,258	234,227

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for the Group's China operations

	For the Year Ended December 31,
	2015	2016	2017
Statutory EIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	—	—	−12.3%
Tax effect of non-deductible expense	−0.7%	−24.2%	−0.1%
Changes in valuation allowance	−2.0%	−125.4%	35.6%

Effective tax rate for China operations	22.3%	−124.6%	48.2%

Schedule of effect of tax holiday related to China operations

	For the Year Ended December 31,
	2015	2016	2017
	(In thousands, except for per share data)
Tax holiday effect	—	—	59,877
Basic net income per share effect	—	—	0.53
Diluted net income per share effect	—	—	0.43

Schedule of components of the deferred tax assets

	As of December 31,
	2016	2017
	(RMB in thousands)
Deferred tax assets
—Provision for credit losses	70,237	241,901
—Net operating loss carryforwards	22,623	7,040
—Accrued expenses and others	26,071	36,408
Less: valuation allowance	(76,526)	(246,508)

Net deferred tax assets	42,405	38,841

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2015	2016	2017
		(RMB in thousands)
Balances at beginning of the year	(10,048)	(17,864)	(76,526)
Additions	(17,550)	(58,662)	(175,849)
Reversals	9,734	—	5,867

Balances at end of the year	(17,864)	(76,526)	(246,508)